Income Taxes (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards		$ 25,645	$ 48,740
Capital loss carryforwards		3,500	3,603
Other		2,295	2,693
Deferred tax assets before valuation allowance		31,440	55,036
Valuation allowance		(30,177)	(54,068)
Deferred tax asset, net of valuation allowance		1,263	968
Deferred tax liabilities:
Intangibles		(2,432)	(2,206)
Deferred revenue		(186)	(136)
Deferred tax liability		(2,618)	(2,342)
Deferred tax liability, net	[1]	$ (1,355)	$ (1,374)

[1]	The entire amount is due to foreign deferred taxes